Shareholder Report, Line Graph (Details) DFHI_DFA Selective State Municipal Bond Portfolio_Institutional_TSR Annual {Institutional} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Sep. 30, 2020	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name							DFA Selective State Municipal Bond Portfolio – Institutional
Accumulated Value	$ 9,974	$ 9,367	$ 9,084	$ 10,056	$ 9,990	$ 10,000	$ 10,318
S&P National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P National AMT-Free Municipal Bond Index
Accumulated Value	10,194	9,313	9,091	10,252	9,980	10,000	$ 10,578
S&P Intermediate Term National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P Intermediate Term National AMT-Free Municipal Bond Index
Accumulated Value	$ 10,261	$ 9,548	$ 9,327	$ 10,188	$ 9,982	$ 10,000	$ 10,717